SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		09/30/08

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$33,874

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 09/30/08
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	288	4908	SH	X				4908
AT&T Inc	00206R102	362	12964	SH	X				12964
Abbott Labs Com	002824100	522	9061	SH	X				9061
Abraxas Pete Corp	003830106	142	54500	SH	X				54500
Alcoa Inc 	013817101	99	4400	SH	X				4400
Alliant Energy Corp	018802108	109	3388	SH	X				3388
Alliancebernstein Holding LP 	01881G106	37	1000	SH	X				1000
Allstate Corp	020002101	108	2336	SH	X				2336
Altria Group Inc	02209S103	67	3375	SH	X				3375
Ameren Corp Com	023608102	48	1223	SH	X				1223
American Elec Pwr Inc Com	025537101	32	860	SH	X				860
American Express Co Com	025816109	149	4200	SH	X				4200
American Greetings Corp	026375105	8	500	SH	X	 	 		500
Ameriprise Financial Inc	03706C106	14	360	SH	X				360
Amgen, Inc	031162100	87	1474	SH	X				1474
Anadarko Petroleum Corporation	032511107	52	1070	SH	X				1070
Anheuser Busch Cos Inc Com	035229103	353	5437	SH	X				5437
Anheuser Busch Cos Inc Com	035229103	6	100	SH		X	X		100
Apache Corp	037411105	170	1635	SH	X				1635
Applied Matls Inc Com	038222105	59	3899	SH	X				3899
Associated Banc Corp	045487105	21	1050	SH	X				1050
Atwood Oceanics Inc	050095108	534	14680	SH	X				14680
Automatic Data Processing Inc	053015103	143	3345	SH	X				3345
BP Amoco PLC ADR	055622104	218	4345	SH	X				4345
BT Group PLC ADR	05577E101	15	500	SH	X				500
Bank of New York Mellon Corp 	064058100	99	3037	SH	X				3037
Baxter International Inc	071813109	79	1200	SH	X				1200
Bed Bath & Beyond Inc	075896100	61	1936	SH	X				1936
Bemis Co	081437105	25	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	435	99	SH	X				99
Berkshire Hathaway Inc Del Cl B	084670207	110	25	SH		X	X		25
Best Buy Inc	086516101	119	3170	SH	X				3170
Blackrock Preferred Opportunity Trust	09249V103	102	10585	SH	X				10585
Blackrock Preferred Opportunity Trust	09249V103	11	1200	SH		X	X		1200
Blackrock Dividend Achievers	09250N107	101	10402	SH	X				10402
Boeing Co	097023105	23	400	SH	X				400
Buckeye Partners L P 	118230101	56	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	210	2268	SH	X				2268
Cas Medical Systems Inc	124769209	4	1000	SH	X				1000
CVS Corp	126650100	303	8998	SH	X				8998
Cedar Fair LP Depositary Unit	150185106	41	2000	SH	X				2000
Chesapeake Energy Corp	165167107	36	1000	SH	X				1000
Chevron	166764100	1407	17056	SH	X				17056
Chevron	166764100	31	383	SH		X	X		383
Cincinnati Financial Corp	172062101	5	171	SH	X				171
Cisco Systems Inc	17275R102	304	13470	SH	X				13470
Cintas Corp	172908105	4	152	SH	X				152
Citigroup Inc	172967101	250	12184	SH	X				12184
Coca-Cola Company	191216100	8	144	SH	X				144
Cohen & Steers REIT & Util Income Fd	19247Y108	35	2800	SH	X				2800
Colgate Palmolive Co	194162103	109	1440	SH	X				1440
Conagra Inc 	205887102	14	700	SH	X				700
Conocophillips	20825C104	594	8111	SH	X				8111
Consolidated Edison Inc 	209115104	56	1300	SH	X				1300
Constellation Energy Group I	210371100	13	542	SH	X				542
Corning Inc	219350105	157	10033	SH	X	  	 		10033
Daktronics Inc	234264109	10	587	SH	X				587
Daktronics Inc	234264109	13	800	SH		X	X		800
Deere & Co	244199105	20	400	SH	X				400
Dell Inc Com	24702R101	4	268	SH	X				268
Developers Diversified Realty Corp	251591103	6	190	SH	X				190
Diamonds Trust Series I	252787106	76	705	SH	X				705
Walt Disney Productions	254687106	107	3500	SH	X				3500
Walt Disney Productions	254687106	7	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	46	1080	SH	X				1080
Donnelley R R & Sons Co	257867101	20	800	SH	X				800
Dow Chemical  Co	260543103	724	22788	SH	X				22788
Dreyfus Municipal Income Inc	26201R102	33	4644	SH	X				4644
Du Pont E I De Nemours & Co 	263534109	53	1306	SH	X				1306
Duke Energy Corporation 	26441C105	35	2028	SH	X				2028
EMC Corp Massachasetts	268648102	163	13610	SH	X				13610
Edwards Lifesciences Corp 	28176E108	6	100	SH	X				100
Emerson Electric Co 	291011104	331	8110	SH	X				8110
Emerson Electric Co 	291011104	16	400	SH		X	X		400
Enbridge Inc	29250N105	53	1400	SH	X				1400
Enterprise Products Partners LP	293792107	62	2400	SH	X				2400
Equifax Inc 	294429105	53	1540	SH	X				1540
Exelon Corp Com	30161N101	23	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	2012	25909	SH	X				25909
FPL Group Inc	302571104	117	2325	SH	X				2325
FairPoint Communications Inc	305560104	1	129	SH	X				129
General Dynamics Corp	369550108	137	1865	SH	X				1865
General Electric Co 	369604103	867	34002	SH	X				34002
General Electric Co 	369604103	115	4500	SH		X	X		4500
General Growth Pptys Inc	370021107	48	3147	SH	X				3147
General Motors Corp 	370442105	2	160	SH	X				160
Glaxosmithkline PLC-ADR	37733W105	9	200	SH	X				200
Glaxosmithkline PLC-ADR	37733W105	11	250	SH	 	X	X		250
Great Plains Energy Inc Com	391164100	62	2800	SH	X				2800
Halliburton Co 	406216101	291	8984	SH	X				8984
John Hancock Patriot Prem Div Fund II	41013T105	14	2077	SH	X				2077
John Hancock Preferred Income Fund	41013W108	64	5500	SH	X				5500
Harley Davidson Inc	412822108	31	825	SH	X				825
Hartford Financial Services Group Inc 	416515104	162	3953	SH	X				3953
Hewlett-Packard Inc 	428236103	48	1045	SH	X				1045
Hologic Inc	436440101	19	1000	SH	X				1000
Home Depot Inc	437076102	171	6607	SH	X				6607
Honda Motor Co Limited	438128308	28	940	SH	X				940
Hormel Foods Corporation	440452100	54	1500	SH		X	X		1500
Hospira Inc	441060100	14	356	SH	X				356
ITT Industries Inc	450911102	89	1596	SH	X				1596
Illinois Tool Works Inc	452308109	83	1875	SH	X				1875
Intel Corp	458140100	149	7980	SH	X				7980
Integrys Energy Group Inc	45822P105	71	1425	SH	X				1425
International Business Machines 	459200101	506	4325	SH	X				4325
International Business Machines 	459200101	23	200	SH		X	X		200
IShares DJ Select Dividend	464287168	66	1240	SH	X				1240
IShares Tr US Tips Bd Fd	464287176	9	85	SH	X				85
IShares MSCI Emerging Markets	464287234	40	1164	SH	X				1164
IShares Natural Resources	464287374	98	2712	SH	X				2712
Ishares S&P 500/barra Value Index Fund	464287408	210	3503	SH	X				3503
IShares Msci Eafe Index Fund	464287465	95	1683	SH	X				1683
IShares Russell Midcap Value Exchange-Traded Fund	464287473	69	1770	SH	X				1770
IShares Russell MidCap Growth	464287481	82	1890	SH	X				1890
IShares Russell MidCap Index	464287499	311	3790	SH	X				3790
IShares Russell MidCap Index	464287499	16	191	SH		X	X		191
IShares Cohen & Steers Rlty	464287564	76	989	SH	X				989
IShares Russell 1000 Value	464287598	38	589	SH	X				589
IShares Russell 1000 Value	464287598	10	158	SH	 	X	X		158
IShares Russell 1000 Growth Index Fund	464287614	3016	62120	SH	X				62120
IShares Russell 1000 Growth Index Fund	464287614	98	2015	SH		X	X		2015
IShares Russell 2000 Value	464287630	7	110	SH	X				110
I Shares S&P Small Cap 600	464287804	242	4073	SH	X				4073
I Shares S&P Small Cap 600	464287804	15	250	SH		X	X		250
IShares Dow Jones Oil and Gas Exploration & Production Index Fund	464288851	17	308	SH	X				308
IShares S&P GSCI Commodity I	46428R107	51	943	SH	X				943
J P Morgan Chase & Co Com	46625H100	167	3579	SH	X				3579
Johnson & Johnson 	478160104	401	5794	SH	X				5794
Kellogg Co 	487836108	57	1010	SH	X				1010
Kimberly-Clark Corp	494368103	181	2799	SH	X				2799
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	116	2233	SH	X				2233
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	4	88	SH	X				88
Lockheed Martin Corp	539830109	26	240	SH	X				240
Lowes Companies Inc	548661107	4	148	SH	X				148
MDU Res Group Inc 	552690109	29	1012	SH	X				1012
Marathon Oil Corp	565849106	8	200	SH	X				200
Mattel Inc	577081102	85	4720	SH	X				4720
McDonalds Corp 	580135101	158	2555	SH	X				2555
McKesson HBOC Inc 	58155Q103	22	415	SH	X				415
Medco Health Solutions Inc Com	58405U102	1	24	SH	X				24
Medco Health Solutions Inc Com	58405U102	15	336	SH		X	X				336
Medtronic Inc 	585055106	213	4247	SH	X				4247
Mentor Corporation (MN)	587188103	95	4000	SH	X				4000
Microsoft Corp 	594918104	266	9977	SH	X				9977
Microchip Technology Inc	595017104	32	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	694	5268	SH	X				5268
Midcap SPDR Trust Series 1	595635103	191	1445	SH		X	X		1445
MoneyGram International Inc	60935Y109	2	1208	SH	X				1208
Motorola Inc 	620076109	18	2550	SH	X				2550
National Fuel Gas Company	636180101	248	5875	SH	X				5875
Nike	654106103	67	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	32	1700	SH	X				1700
Nuveen Performance Plus Municipal Fund #3043	67062P108	22	2000	SH	X				2000
Nuveen California Tax-Free Income Portfolio	67063R103	12	1000	SH	X				1000
Nuveen Select Tax Free Income III	67063X100	33	2600	SH	X				2600
Oracle Corp	68389X105	154	7570	SH	X				7570
PNC Financial Services Group Inc	693475105	7	100	SH	X				100
PPG Industries Inc	693506107	5	79	SH	X				79
PPG Industries Inc	693506107	185	3175	SH	 	X	X		3175
Peabody Energy Corp	704549104	14	300	SH	X				300
Pengrowth Energy Trust	706902509	30	2000	SH	X				2000
Pepsico Inc	713448108	738	10353	SH	X				10353
Pepsico Inc	713448108	14	200	SH		X	X		200
Pfizer Inc 	717081103	111	6039	SH 	X				6039
Pfizer Inc 	717081103	11	600	SH		X	X				600
Philip Morris Intl	718172109	162	3375	SH	X				3375
Plum Creek Timber Company Inc 	729251108	15	300	SH	X				300
Powershares QQQ Trust	73935A104	6	160	SH	X				160
Procter & Gamble Co	742718109	1308	18757	SH	X				18757
Procter & Gamble Co	742718109	292	4195	SH		X	X		4195
Provident Energy Trust	74386K104	27	3000	SH	X				3000
Qualcomm Inc 	747525103	508	11829	SH	X				11829
Raven Industries Inc	754212108	620	15740	SH	X				15740
Raven Industries Inc	754212108	87	2215	SH		X	X		2215
Royal Dutch Shell ADR 	780259107	13	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	112	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	167	1887	SH	X				1887
SLM Corp	78442P106	1	100	SH	 	X	X		 		100
Standard & Poors Dep Rec Amex Index	78462F103	698	6015	SH	X				6015
Standard & Poors Dep Rec Amex Index	78462F103	170	1470	SH		X	X		1470
SPDR Gold Trust	78463V107	37	435	SH	X				435
Schering Plough Corp	806605101	7	400	SH	X				400
Schlumberger Ltd 	806857108	101	1290	SH	X				1290
Materials SPDR Trust	81369Y100	21	615	SH	X				615
Sempra Energy 	816851109	195	3867	SH	X				3867
Simon Property Group Inc	828806109	40	411	SH	X				411
A O Smith Corp	831865209	103	2630	SH	X				2630
Somanetics Corp	834445405	1	50	SH	X				50
Southern Co 	842587107	250	6628	SH	X				6628
Spain Fund Inc	846330108	14	2000	SH	X				2000
Sprint Corp	852061100	15	2400	SH	X				2400
Suntrust Banks Inc	867914103	10	223	SH	X				223
TCF Financial Corp	872275102	187	10400	SH	X				10400
Teppco Partners LP	872384102	31	1200	SH	X				1200
Target Corp 	87612E106	20	400	SH	X				400
Teva Pharmaceutical Inds Ltd Adr	881624209	152	3330	SH	X				3330
Textron Inc 	883203101	6	210	SH	X				210
3M Co	88579Y101	118	1726	SH	X				1726
Tim Hortons Inc	88706M103	32	1083	SH	X				1083
Toll Brothers Inc	889478103	83	3300	SH	X				3300
Travelers Cos Inc	89417E109	41	915	SH	X				915
UGI Corp New 	902681105	77	3000	SH	X				3000
US Bancorp	902973304	160	4429	SH	X				4429
Union Pacific Corp	907818108	319	4480	SH	X				4480
United Parcel Service Inc Cl B	911312106	31	500	SH	X				500
United Technologies Corp 	913017109	300	4987	SH	X				4987
VanKampen Trust Investment Grade Municipal	920929106	40	3452	SH	X				3452
Vanguard Emerging Markets VIPERS ETF	922042858	15	432	SH	 	X	X		432
Vectren Corp 	92240G101	156	5600	SH 	X				5600
Vanguard Reit Viper ETR	922908553	16	270	SH	X				270
Vanguard Small-Cap Vipers	922908751	42	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	162	2769	SH	X				2769
Verizon Communications Com	92343V104	275	8563	SH	X				8563
Vodafone Group Plc Adr 	92857W209	19	881	SH	X				881
Wal Mart Stores Inc	931142103	114	1907	SH	X				1907
Walgreen Co 	931422109	54	1756	SH	X				1756
Wells Fargo & Co	949746101	1118	29786	SH	X				29786
Wells Fargo & Co	949746101	177	4732	SH	 	X	X		4732
Weyerhaeuser Co 	962166104	23	370	SH	X				370
Williams Companies Inc	969457100	6	250	SH	X				250
Wyeth 	983024100	26	690	SH	X				690
Xcel Energy Inc Com	98389B100	379	18955	SH	X				18955
Yum Brands Inc	988498101	12	352	SH	X				352
Daimler Ag	D1668R123	13	249	SH	X				249
Garmin Corporation	G37260109	57	1690	SH	X				1690
Ingersoll-Rand Company Ltd Cl A	G4776G101	62	2000	SH 	X				2000
Transocean Inc	G90073100	31	279	SH	X				279
		33874
